Employee Benefit Plans (Details 7) (Pension Plans [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Pension Plans [Member]
Future expected pension benefit payments
2013	$ 13.2
2014	12.7
2015	13.3
2016	13.9
2017	14.4
5 years thereafter	$ 80.5